Related Party Transactions (Details) - Schedule of balances with related parties - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current
Amounts due from related parties	¥ 4,777	¥ 7,934
Current
Amounts due to related parties	74,095	50,192
Zhongshi Culture [Member]
Current
Amounts due from related parties	146	508
Meifu English [Member]
Current
Amounts due from related parties	1,514	2,751
Current
Amounts due to related parties	3,012	4,012
Xiamen Siming Meten School [Member]
Current
Amounts due from related parties	246	246
Chengdu School [Member]
Current
Amounts due from related parties	14	17
Current
Amounts due to related parties	14,492	9,354
Meten Talent Service [Member]
Current
Amounts due from related parties	465	458
Current
Amounts due to related parties	5,479	4,863
Shenzhen Meten Oversea [Member]
Current
Amounts due from related parties		3,264
Current
Amounts due to related parties	767	1,070
Shenzhen Shuangge [Member]
Current
Amounts due from related parties	7	289
Shenzhen Yilian Education [Member]
Current
Amounts due from related parties	385	401
Beijing Wuyan Education [Member]
Current
Amounts due from related parties	2,000
Mr. Zhao Jishuang [Member]
Current
Amounts due to related parties	¥ 50,345	¥ 30,893